Details of treasury and other financial risks - Text Details (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 USD ($)	Oct. 31, 2022 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Details of treasury and other financial risks [Line Items]
Cash and cash equivalents	€ 1,172.0	€ 2,303.0			€ 3,226.0	€ 1,425.0
Short-term deposits, classified as cash equivalents	482.0	1,357.0
Notional amount	500.0
Other non-current financial assets	660.0	630.0			430.0
Contractual capital commitments	127.0	116.0
Accounts payable known to have been sold onwards under supplier finance arrangements	151.0	139.0
Future cash outflow for leased assets	400.0
Committed future leases not yet commenced	93.0
Minimum payments under sale-and-leaseback arrangements	72.0	85.0
Discounted unguaranteed residual value of assets subject to finance lease	€ 0.6	0.2
Hedge tenor of net anticipated exposure	15 months
Net anticipated exposures hedge layer size	20.00%
Net anticipated exposures hedge maximum	80.00%
Equity	€ 13,283.0	€ 14,475.0			11,901.0	12,625.0
Net fair value of transactional hedges	€ (6.0)
Increase in the value of the EUR against all currencies	10.00%	10.00%
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	€ (114.0)
Impact on income statement following a change in the value of transactional hedges due to 10% increase in the value of the EUR against all currencies	41.0
Impact on equity following a change in the value of transactional hedges due to 10% increase in the value of the EUR against all currencies	73.0
Other comprehensive income, before tax, exchange differences on translation of foreign operations	748.0
Change in currency translation reserve following 10% decrease USD against EUR	1,132.0
Change in currency translation reserve following 10% increase USD against EUR	1,384.0
Cross-currency interest rate swaps nominal value	500.0	€ 500.0
Fair value liability of cross-currency interest rate swaps designated as net investment hedges	147.0	116.0
External bond funding for a nominal value designated as net investment hedges		1,473.0	$ 1,490
External bond funding book value designated as net investment hedges	(1,378.0)	1,313.0
Gain (loss) on hedge ineffectiveness recognised in profit or loss	1.1	1.1
Net fair value of financing derivatives	147.0	116.0
Change in the value of derivatives following a 10% increase in the value of the EUR against all currencies	192.0	40.0
Borrowings	8,201.0	6,980.0		€ 1,000.0	6,934.0
Non-current portion of non-current borrowings	7,270.0	6,473.0			5,705.0
Current borrowings and current portion of non-current borrowings	€ 931.0	€ 506.0			1,229.0
Ratio of fixed-rate long-term debt to total outstanding debt	80.00%	90.00%	80.00%
Borrowings, maturity	6.1
Instantaneous increase or decrease in long-term interest rates		1.00%
Change in fair value due to discontinued use of LIBOR	€ 1.0
Threshold of cash and short term deposits with A- credit rating	10.0
Captive retained per claim for general, product and professional liability claims	25.0
Captive retained per claim for general, product and professional liability claims, aggregate	50.0
Bottom of range [member]
Details of treasury and other financial risks [Line Items]
Policy deductibles per occurrence	0.3
Top of range [member]
Details of treasury and other financial risks [Line Items]
Policy deductibles per occurrence	10.0
United States of America [Member]
Details of treasury and other financial risks [Line Items]
Country risk exposure	14,000.0
China [Member]
Details of treasury and other financial risks [Line Items]
Country risk exposure	1,300.0
Other countries [Member]
Details of treasury and other financial risks [Line Items]
Country risk exposure	500.0
Germany [Member]
Details of treasury and other financial risks [Line Items]
Country risk exposure	808.0
United Kingdom of Great Britain and Northern Ireland [Member]
Details of treasury and other financial risks [Line Items]
Country risk exposure	766.0
Japan [Member]
Details of treasury and other financial risks [Line Items]
Country risk exposure	639.0
Singapore [Member]
Details of treasury and other financial risks [Line Items]
Country risk exposure	206.0
US Dollar [Member]
Details of treasury and other financial risks [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	(68.0)	€ (78.0)
Change in the value of derivatives following a 10% increase in the value of the EUR against all currencies		40.0
Change in the value of derivatives following a 10% increase in the value of a currency against EUR	€ 191.0
Reserve of exchange differences on translation [member]
Details of treasury and other financial risks [Line Items]
Description of methods and assumptions used in preparing sensitivity analysis	10%
Cash flow hedges [member]
Details of treasury and other financial risks [Line Items]
Gain (loss) on hedge ineffectiveness	€ 1.0
Reserve of cash flow hedges [member]
Details of treasury and other financial risks [Line Items]
Equity	(2.0)	(25.0)			€ 23.0	€ (24.0)
Change in value of forward elements of forward contracts and time value of options[Member]
Details of treasury and other financial risks [Line Items]
Equity	42.0
Level 1 of fair value hierarchy [member]
Details of treasury and other financial risks [Line Items]
Financial assets, at fair value	32.0	67.0
Level 1 of fair value hierarchy [member] | Equity investments [member]
Details of treasury and other financial risks [Line Items]
Other non-current financial assets	32.0
Financial assets, at fair value	32.0	67.0
Level 2 and 3 of fair value hierarchy [member] | Equity investments [member]
Details of treasury and other financial risks [Line Items]
Financial assets measured at fair value through other comprehensive income	229.0
Committed revolving credit facility [Member]
Details of treasury and other financial risks [Line Items]
Undrawn borrowing facilities	1,000.0	€ 1,000.0
Royal Philips NV [Member]
Details of treasury and other financial risks [Line Items]
Notional amount	€ 2,500.0